EMPLOYEE POST-RETIREMENT BENEFITS - Obligations, Fair Value and Weighted Average Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Benefit obligation and fair value of plan assets for plans that are not fully funded
Plan assets at fair value	$ 4,576	$ 4,479
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	$ (4,027)	$ (4,326)	$ (4,058)
Plan assets at fair value	4,145	4,038	3,693
Funded Status – Plan Surplus/(Deficit)	118	(288)
Funded status based on accumulated benefit obligation
Accumulated benefit obligation	(3,714)	(3,957)
Plan assets at fair value	4,145	4,038
Funded Status – Plan Surplus	$ 431	$ 81
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans | Debt securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	34.00%	33.00%
Company debt or common shares included in plan assets, amount	$ 7	$ 13
Company debt or common shares included in plan assets, percentage	0.20%	0.30%
Pension Benefit Plans | Debt securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	25.00%
Pension Benefit Plans | Debt securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	0.45%
Pension Benefit Plans | Equity securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	53.00%	57.00%
Company debt or common shares included in plan assets, amount	$ 5	$ 5
Company debt or common shares included in plan assets, percentage	0.10%	0.10%
Pension Benefit Plans | Equity securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	0.35%
Pension Benefit Plans | Equity securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	0.65%
Pension Benefit Plans | Alternatives
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	13.00%	10.00%
Pension Benefit Plans | Alternatives | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	0.10%
Pension Benefit Plans | Alternatives | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	0.20%
Pension Benefit Plans | Not fully funded
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	$ (2,687)	$ (3,292)
Plan assets at fair value	2,686	2,975
Funded Status – Plan Surplus/(Deficit)	(1)	(317)
Other Post-Retirement Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(419)	(457)	(427)
Plan assets at fair value	431	441	$ 406
Funded Status – Plan Surplus/(Deficit)	12	(16)
Other Post-Retirement Benefit Plans | Not fully funded
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(183)	(194)
Plan assets at fair value	0	0
Funded Status – Plan Surplus/(Deficit)	$ (183)	$ (194)